Share Capital (Disclosure of Capital Stock) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares outstanding	498,909,326	525,004,897
Issued capital	$ 4,199	$ 4,602
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	22,372,064	22,372,064	22,372,064
Issued capital	$ 2	$ 2	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	476,537,262	490,632,833	494,389,771
Issued capital	$ 4,197	$ 4,307	$ 4,310
Series A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	0	10,012,393
Issued capital	$ 0	$ 245
Series B Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	0	1,987,607
Issued capital	$ 0	$ 48